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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-23459

Red Cedar Fund Trust
(Exact name of registrant as specified in charter)

333 Bridge Street NW Suite 601 Grand Rapids, Michigan	49504
(Address of principal executive offices)	(Zip code)

CT Corporation

1209 Orange Street, Corporation Trust Center, Wilmington, Delaware 19801
(Name and address of agent for service)

Registrant's telephone number, including area code:	(616) 378-6894

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2020

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (Unaudited)

U.S. TREASURY OBLIGATIONS - 5.2%	Coupon	Maturity	Par Value	Value
U.S. Treasury Note	1.625%	12/31/21	$2,400,000	$2,412,562
U.S. Treasury Note	1.625%	12/15/22	2,970,000	2,996,336
Total U.S. Treasury Obligations (Cost $5,376,570)				$5,408,898

MORTGAGE-BACKED SECURITIES - 26.7%	Coupon	Maturity	Par Value	Value
Commercial - 11.9%
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A-AB	3.431%	06/10/48	$325,000	$339,117
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A-1	2.121%	10/12/50	423,123	423,722
Commercial Mortgage Pass-Through Certificates, Series 2012-CCRE4, Class A-3	2.853%	10/15/45	993,930	1,014,863
Commercial Mortgage Trust, Series 2014-UBS6, Class A-SB	3.387%	12/10/47	984,407	1,019,098
FREMF Mortgage Trust, 144A, Series 2012-K17, Class B (a)	4.472%	12/25/44	100,000	103,824
FREMF Mortgage Trust, 144A, Series 2012-K18, Class B (a)	4.394%	01/25/45	890,000	925,690
FREMF Mortgage Trust, 144A, Series 2013-K25, Class C (a)	3.744%	11/25/45	600,000	621,996
FREMF Mortgage Trust, 144A, Series 2011-K12, Class B (a)	4.493%	01/25/46	1,000,000	1,017,974
FREMF Mortgage Trust, 144A, Series 2014-K715, Class B (a)	4.111%	02/25/46	1,205,000	1,222,125
FREMF Mortgage Trust, 144A, Series 2013-K33, Class B (a)	3.614%	08/25/46	1,095,000	1,147,448
Morgan Stanley Bank of America Loan Trust, Series 2012-C5, Class A-4	3.176%	08/15/45	630,000	647,796
Morgan Stanley Bank of America Loan Trust, Series 2014-C14, Class A-4	3.787%	02/15/47	935,000	983,471
Morgan Stanley Capital I Trust, Series 2017-HR2, Class A-1	2.330%	12/15/50	980,798	985,556
UBS Commercial Mortgage Trust, Series 2017-C7, Class A-1	2.379%	12/15/50	998,492	1,005,135

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 26.7% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 11.9% (Continued)
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A-SB	2.978%	04/15/50	$815,000	$838,432
				12,296,247
Federal Home Loan Mortgage Corporation - 8.2%
FHLMC Multifamily Structured Pass-Through Certificates, Series K-019, Class A-1	2.272%	03/25/22	994,145	1,005,778
FHLMC Multifamily Structured Pass-Through Certificates, Series K-023, Class A-1	1.583%	04/25/22	1,121,874	1,120,139
FHLMC Multifamily Structured Pass-Through Certificates, Series K-720, Class A-2	2.716%	06/25/22	1,025,000	1,044,241
FHLMC Multifamily Structured Pass-Through Certificates, Series K-030, Class A-1	2.779%	09/25/22	1,154,736	1,168,954
FHLMC Multifamily Structured Pass-Through Certificates, Series K-037, Class A-1	2.592%	04/25/23	903,040	915,245
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J12, Class A-1 (a)	2.375%	04/25/23	838,684	843,080
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J22, Class A-1	6.171%	05/25/23	971,912	1,003,547
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J14, Class A-1	2.197%	11/25/23	226,477	229,998
FHLMC Multifamily Structured Plan, Series K-J20, Class A-1	3.206%	10/25/24	223,814	233,154
FHLMC Multifamily Structured Plan, Series K-J21, Class A-1	3.111%	06/25/25	862,669	910,749
				8,474,885
Federal National Mortgage Association - 5.1%
FNMA, Pool #AM4294	2.780%	10/01/20	500,000	501,453
FNMA, Pool #470596	2.900%	04/01/22	1,023,870	1,045,212
FNMA, Pool #AM0615	2.465%	10/01/22	1,000,000	1,022,256
FNMA, Pool #MA1350	2.000%	02/01/23	644,386	646,658
FNMA, Pool #MA1443	2.000%	05/01/23	727,162	729,311
FNMA Multifamily REMIC Trust, Series 2017-M4, Class A-1 (a)	2.672%	12/25/26	1,102,502	1,136,002

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 26.7% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 5.1% (Continued)
FNMA Multifamily REMIC Trust, Series 2017-M15, Class A-1 (a)	3.058%	09/25/27	$186,301	$195,788
				5,276,680
Government National Mortgage Association - 1.5%
GNMA, Series 2014-24, Class BA	2.100%	07/16/38	188,349	188,219
GNMA, Series 2012-55, Class B	2.427%	11/16/38	77,575	77,511
GNMA, Series 2014-120, Class A	2.800%	05/16/39	1,217,544	1,227,662
				1,493,392

Total Mortgage-Backed Securities (Cost $27,418,839)				$27,541,204

MUNICIPAL BONDS - 0.5%	Coupon	Maturity	Par Value	Value
City of Columbia, South Carolina, Waterworks & Sewer System, Revenue (Cost $500,000)	1.756%	02/01/20	$500,000	$500,000

ASSET-BACKED SECURITIES - 25.0%	Coupon	Maturity	Par Value	Value
Ally Auto Receivables Trust, Series 2019-4, Class A-3	1.840%	06/17/24	$1,000,000	$1,005,805
American Express Credit Account Master Trust, Series 2019-2, Class A	2.670%	11/15/24	1,505,000	1,542,998
Bank of America Credit Card Trust, Series 2018-2, Class A	3.000%	09/15/23	1,000,000	1,017,085
BMW Floorplan Master Owner Trust, 144A, Series 2018-1, Class A-1	3.150%	05/15/23	1,000,000	1,018,166
Capital One Multi-Asset Execution Trust, Series 2016-5A, Class A	1.660%	06/17/24	450,000	450,813
CarMax Auto Owner Trust, Series 2018-4, Class A-3	3.360%	09/15/23	880,001	901,986
Citibank Credit Card Issuance Trust, Series 2016-A2, Class A	2.190%	11/20/23	999,997	1,011,965
CNH Equipment Trust, Series 2017-A, Class A-4	2.480%	02/15/24	1,000,000	1,007,517

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 25.0% (Continued)	Coupon	Maturity	Par Value	Value
Discover Card Execution Note Trust, Series 2019-1, Class A	3.040%	07/15/24	$1,500,000	$1,544,385
Ford Credit Floorplan Master Owner Trust, Series 2018-3, Class A-1	3.520%	10/15/23	981,000	1,012,617
GM Financial Securitized Term Auto Receivables Trust, Series 2019-2, Class A-3	2.650%	02/16/24	1,000,002	1,016,265
Harley-Davidson Motorcycle Trust, Series 2020-A, Class A-3	1.870%	10/15/24	500,000	499,891
Honda Auto Receivables Owners Trust, Series 2019-4, Class A-4	1.870%	01/20/26	1,000,000	1,009,165
Hyundai Auto Receivables Trust, Series 2018-B, Class A-4	3.290%	01/15/25	600,000	620,908
John Deere Owner Trust, Series 2019, Class A-3	2.910%	07/17/23	435,000	442,614
MetLife Securitization Trust, 144A, Series 2017-1, Class A	3.000%	04/25/55	951,542	970,977
Mill City Mortgage Loan Trust, 144A, Series 2017-1, Class A-1	2.750%	11/25/58	1,693,122	1,703,077
Nissan Auto Receivables Owner Trust, Series 2019-B, Class A-3	2.500%	11/15/23	1,500,000	1,523,246
Santander Drive Auto Receivable, Series 2019-2, Class A-3	2.590%	05/15/23	1,000,000	1,005,887
Towd Point Mortgage Trust, 144A, Series 2016-3, Class A-1	2.250%	04/25/56	1,060,956	1,062,306
Towd Point Mortgage Trust, 144A, Series 2017-2, Class A-1	2.750%	04/25/57	1,024,018	1,034,793
Towd Point Mortgage Trust, 144A, Series 2015-2, Class 1A1E3	2.500%	11/25/60	276,910	276,809
Towd Point Mortgage Trust, 144A, Series 2015-2, Class 1A1E2	2.750%	11/25/60	385,554	386,680
Towd Point Mortgage Trust, 144A, Series 2015-6, Class A1B	2.750%	11/25/60	435,699	438,401
Toyota Auto Receivables Ownership Trust, Series 2017-C, Class A-4	1.980%	12/15/22	1,540,000	1,546,556
USAA Auto Owner Trust, Series 2019-1, Class A-4	2.140%	11/15/24	749,998	758,721

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 25.0% (Continued)	Coupon	Maturity	Par Value	Value
World Financial Network, Series 2016-A, Class A	2.030%	06/15/21	$1,000,000	$1,004,618
Total Asset-Backed Securities (Cost $25,712,945)				$25,814,251

CORPORATE BONDS – 42.6.%	Coupon	Maturity	Par Value	Value
Communication Services - 5.7%
AT&T, Inc.	2.800%	02/17/21	$1,234,000	$1,246,134
Comcast Corporation	3.450%	10/01/21	1,500,000	1,544,231
Verizon Communications, Inc.	3.125%	03/16/22	1,500,000	1,544,976
Walt Disney Company (The)	1.650%	09/01/22	1,500,000	1,505,714
				5,841,055
Consumer Discretionary - 7.1%
Amazon.com, Inc.	2.400%	02/22/23	1,000,000	1,023,534
Daimler Finance, LLC, 144A	2.200%	05/05/20	1,500,000	1,501,459
General Motors Financial Company, Inc.	3.200%	07/13/20	1,250,000	1,255,435
Home Depot, Inc. (The)	2.625%	06/01/22	1,000,000	1,024,071
Lowe's Companies, Inc.	3.800%	11/15/21	1,000,000	1,031,663
Marriott International, Inc.	3.125%	10/15/21	1,500,000	1,528,528
				7,364,690
Consumer Staples - 3.4%
Alimentation Couche-Tard, Inc., 144A	2.700%	07/26/22	1,000,000	1,017,438
Keurig Dr Pepper, Inc.	3.551%	05/25/21	1,000,000	1,023,207
PepsiCo, Inc.	2.000%	04/15/21	1,500,000	1,507,299
				3,547,944
Energy - 1.0%
Shell International Financial	2.375%	08/21/22	1,000,000	1,018,063

Financials - 19.8%
American Express Company	3.375%	05/17/21	1,000,000	1,020,438
Australia & New Zealand Banking Group	2.050%	11/21/22	1,000,000	1,009,582
Bank of America Corporation, Series GMTN	3.300%	01/11/23	1,000,000	1,044,665
Bank of Montreal	2.900%	03/26/22	1,500,000	1,536,603
Citigroup, Inc.	2.900%	12/08/21	1,500,000	1,527,713
Discover Bank	3.200%	08/09/21	1,000,000	1,018,607
Goldman Sachs Group, Inc.	3.000%	04/26/22	1,525,000	1,547,676
Huntington National Bank	2.500%	08/07/22	1,500,000	1,526,286

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 42.6% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 19.8% (Continued)
JPMorgan Chase & Company	2.400%	06/07/21	$1,000,000	$1,009,934
Key Bank NA	3.375%	03/07/23	1,000,000	1,051,486
Lloyds Bank plc	2.700%	08/17/20	1,500,000	1,507,767
Morgan Stanley	5.500%	07/24/20	1,500,000	1,526,432
PNC Bank NA	2.550%	12/09/21	1,500,000	1,524,517
Royal Bank of Canada	2.500%	01/19/21	1,000,000	1,007,869
Skandinaviska Enskilda Banken AB	1.875%	09/13/21	1,500,000	1,501,125
UBS Group AG, 144A	3.000%	04/15/21	1,000,000	1,015,388
				20,375,548
Health Care - 1.5%
Amgen, Inc.	4.100%	06/15/21	1,500,000	1,540,694

Industrials - 2.4%
Caterpillar Financial Services Corporation	2.650%	05/17/21	1,500,000	1,520,450
United Technologies Corporation	1.950%	11/01/21	1,000,000	1,003,745
				2,524,195
Information Technology - 1.0%
Microsoft Corporation	2.400%	02/06/22	1,000,000	1,017,527

Real Estate - 0.7%
American Tower Corporation	2.250%	01/15/22	750,000	755,539

Total Corporate Bonds (Cost $43,814,407)				$43,985,255

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.46% (b) (Cost $548,723)	548,723	$548,723

Total Investments at Value - 100.5% (Cost $103,371,484)		$103,798,331

Liabilities in Excess of Other Assets - (0.5%)		(563,980)

Net Assets - 100.0%		$103,234,351

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $15,464,551 as of January 31, 2020, representing 15.0% of net assets.

GMTN -	Global Medium-Term Note.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but adjust at predetermined dates to stated coupon rates set forth in offering documents. These securities, therefore, do not indicate a reference rate and spread.
(b)	The rate shown is the 7-day effective yield as of January 31, 2020.

See accompanying notes to Schedule of Investments.

RED CEDAR SHORT TERM BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2020 (Unaudited)

1. Securities Valuation

For purposes of computing the Red Cedar Short Term Bond Fund’s net asset value (“NAV”), securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally, 4:00 p.m. Eastern Time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued based on their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the mean of the closing bid and ask prices on the NYSE or other primary exchange for that day. National Association of Securities Dealers Automated Quotations (“NASDAQ”) listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean of the most recently quoted bid and ask prices as reported by NASDAQ. Securities traded in the OTC market are valued at the last sale price, if available, otherwise at the mean of the most recently quoted bid and ask prices. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Red Cedar Fund Trust’s Board of Trustees (the “Board”). Fixed-income securities are normally valued based on prices obtained from independent third-party pricing services approved by the Board, which are generally determined with consideration given to institutional bid and last sale prices and take into account security prices, yield, maturity, call features, ratings, institutional-sized trading in similar groups of securities and developments related to specific securities. Foreign securities are normally valued on the basis of fair valuation prices obtained from independent third-party pricing services approved by the Board, which are generally determined with consideration given to any change in price of the foreign security and any other developments related to the foreign security since the last sale price on the exchange on which such foreign security primarily traded and the close of regular trading on the NYSE. One or more pricing services may be utilized to determine the fair value of securities held by the Fund. The methods used by independent pricing services and the quality of valuations so established is reviewed by Red Cedar Investment Management, LLC (the “Adviser”) and the Fund’s administrator under the general supervision of the Board. To the extent the assets of the Fund are invested in other open-end investment companies that are registered under the Investment Company Act of 1940 and not traded on an exchange, the Fund’s NAV is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

RED CEDAR SHORT TERM BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

Fixed income securities held by the Fund are classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2020:

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$5,408,898	$-	$5,408,898
Mortgage-Backed Securities	-	27,541,204	-	27,541,204
Municipal Bonds	-	500,000	-	500,000
Asset-Backed Securities	-	25,814,251	-	25,814,251
Corporate Bonds	-	43,985,255	-	43,985,255
Money Market Funds	548,723	-	-	548,723
Total	$548,723	$103,249,608	$-	$103,798,331

The Fund did not hold derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended January 31, 2020.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

RED CEDAR SHORT TERM BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

3. Federal Income Tax Information

The following information is computed on a tax basis for each item as of January 31, 2020:

Cost of portfolio investments	$103,371,484

Gross unrealized appreciation	$434,119
Gross unrealized depreciation	(7,272)

Net unrealized appreciation	$426,847

4. Risks Associated with Mortgage-Related and Other Asset-Backed Securities

Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed income investments. The liquidity of mortgage-related and asset-backed securities may change over time. During periods of falling interest rates, mortgage-related and asset-backed securities, may be called or prepaid, which may result in the Fund having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and asset-backed securities may extend, which may lock in a below market interest rate, increase the security's duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults. As of January 31, 2020, the Fund had 26.7% and 25.0% of the value of its net assets invested in mortgage-backed securities and asset-back securities, respectively.

5. Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration in compliance with the Securities Act of 1933, as amended, and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and the Fund might be unable to dispose of the securities promptly or at a reasonable price. As of January 31, 2020, the Fund had 15.0% of the value of its net assets invested in Rule 144A securities.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith:

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Red Cedar Fund Trust

By (Signature and Title)*		/s/ David L. Withrow
David L. Withrow, President
(Principle Executive Officer)

Date	March 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David L. Withrow
David L. Withrow, President
(Principle Executive Officer)

Date	March 17, 2020

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer
(Principle Financial Officer)

Date	March 17, 2020

*	Print the name and title of each signing officer under his or her signature.